Introduction and overview of Group's risk management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 1,118,243	$ 1,506,136
Derivative financial instrument assets (note 18) | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	6,121	165,100
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	25,365	31,063	$ 133,800	$ 133,889
Trade receivables [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	211,025	222,789
Cash and cash equivalents and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	0	0
Other receivables | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	387,019	201,759
Cash and Cash Equivalents | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 514,078	$ 916,488